Offerings - Offering: 1	Sep. 04, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share
Amount Registered | shares	750,000
Proposed Maximum Offering Price per Unit	251.87
Maximum Aggregate Offering Price	$ 188,902,500.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 28,920.97
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the 'Securities Act'), this Registration Statement on Form S-8 (this 'Registration Statement') shall also cover any additional shares of common stock, par value $0.001 per share (the 'Common Stock') of Salesforce, Inc. (the 'Registrant') that become issuable under the Salesforce, Inc. 2014 Inducement Equity Incentive Plan (the '2014 Plan'). The Proposed Maximum Offering Price per Unit is estimated in accordance with Rule 457(h) of the Securities Act based on the average of the high and low prices of the Registrant's Common Stock as reported on the New York Stock Exchange on September 2, 2025. The number of shares registered represents 750,000 shares of Common Stock reserved for issuance under the 2014 Plan.